Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	58,753,028	2,205,795
Ordinary shares, shares outstanding (in Shares)	58,753,028	2,205,795
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	690,800	690,800
Ordinary shares, shares outstanding (in Shares)	690,800	690,800